Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions [Text Block]
Note 5 – Related Party Transactions
Transactions with Equity-Method Investees
We have purchases from our equity-method investees included in Product costs in the Consolidated Statement of Operations of $304 million, $236 million, and $226 million for the years ended 2019, 2018, and 2017, respectively. We have $36 million and $18 million included in Accounts payable in the Consolidated Balance Sheet with our equity-method investees at December 31, 2019 and 2018, respectively.
We have operating agreements with certain equity-method investees. These operating agreements typically provide for reimbursement or payment to us for certain direct operational payroll and employee benefit costs, materials, supplies, and other charges and also for management services. The total charges to equity-method investees for these fees are $103 million, $75 million, and $67 million for the years ended 2019, 2018, and 2017, respectively.